Summary of Significant Accounting Policies (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Lease	Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Certificates of deposit	$ 850,000
Number of offices leases	2
Goodwill	5,811,000	5,811,000
In-process Research and Development [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Acquired in-process research and development intangible assets	$ 15,292,000	$ 15,292,000
Minimum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Contractual maturity date of investments	1 year